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June 4, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re: ING Investors Trust

(File Nos. 033-23512; 811-05629)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 78 (the “Amendment”) to the Registration Statement of ING Investors Trust. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on August 20, 2007.

This Amendment is being filed primarily for the purpose of registering Adviser Class, Institutional Class and Service Class shares of a new series, ING Focus 5 Portfolio. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2665 or Kim Palmer at 480.477.2674.

Regards,

/s/ Robin R. Nesbitt

Robin R. Nesbitt
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments LLC

Reza Pishva
Dechert LLP